Strategic Alternatives Fund Investment Strategy - Strategic Alternatives Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	●The Fund pursues its investment objective by utilizing “alternative” or non-traditional principal investment strategies, managed by the Fund’s investment sub-advisers (Sub-Advisers) under the ultimate supervision of GuideStone Capital Management, LLC (the Adviser). The principal strategies, when combined, are intended to result in obtaining absolute (i.e., positive) returns with both lower volatility than and low correlation with traditional equity and fixed income markets. Each Sub-Adviser is responsible for investing the assets allocated to the principal strategy, or the portion of the principal strategy, for which it is responsible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that it manages in accordance with its investment strategies and processes.●The principal strategies, and the range of assets that will generally be allocated to each, are as follows:Principal StrategyRange of AssetsCurrency Trading0%-40%Global Macro0%-40%Long-Short Equity0%-50%Opportunistic Fixed Income0%-40%Options Equity0%-30%Relative Value0%-40%Short Duration High Yield0%-30%●The Adviser monitors the Fund’s investments and reallocates assets among the Sub-Advisers as necessary in an attempt to ensure the Fund’s portfolio, when viewed as a whole, is consistent with the Fund’s principal investment objective. The Sub-Advisers, in managing their respective portions of the Fund’s portfolio, employ different investment strategies and styles that the Adviser believes complement one another in an attempt to achieve the Fund’s investment objective. The Adviser may increase or decrease a strategy’s weighting within the stated range of Fund assets to a level deemed appropriate to further the Fund’s investment objective.●The Fund seeks returns that are not correlated to market movements. The Fund is intended to be a component of a broader investment program and should not be relied upon as a complete investment program.●The seven principal alternative investment strategies that the Fund employs are discussed below:●The Currency Trading Strategy seeks exposure to currencies primarily through futures and forwards. The strategy seeks to achieve net gains resulting from fluctuations and/or trends in the values of currencies and inefficiencies in the currency market. Net losses on currency transactions will reduce positive absolute returns. The Fund may be exposed to currencies of developed and emerging countries that, in a Sub-Adviser’s opinion, have liquid currency markets. The use of futures and forwards will have the economic effect of financial leverage, which increases risk and may magnify the Fund’s gains or losses. The investment strategies may not protect against or capture extraordinary sudden market events, such as U.S. or foreign government actions or interventions, and as a result may not be as effective during these periods. The Fund may also invest in cash and investment grade fixed income securities, such as U.S. government obligations, corporate bonds and mortgage- and asset-backed securities, which serve as margin or collateral for the Fund’s positions in futures and forwards.●The Global Macro Strategy seeks to take advantage of dislocations or mispricings by selecting investments based on a broadly diversified set of market factors across global markets, including both developed and emerging markets. The strategy relies heavily on key macroeconomic and technical indicators, which generally include, but are not limited to, measures of economic growth, labor market fundamentals, financial conditions, investor positioning, market sentiment, inflation rates and fiscal and monetary policies. To a lesser extent, the strategy will also analyze fundamental factors specific to individual securities, such as the credit characteristics of a particular fixed income security. Based on systematic quantitative models and/or a Sub-Adviser’s analysis of macroeconomic, technical and fundamental variables, the investment strategy may implement long and short positions using both derivative and physical securities across global markets and various asset classes. Asset class exposures include some, but not necessarily all, of the following: equity securities, currencies, sovereign bonds, investment grade and below-investment grade (i.e., high yield securities or junk bonds) fixed income securities, emerging market debt, agency mortgage-backed securities (including those backed by subprime mortgages), contingent convertible securities, as well as cash and cash equivalent securities. The Global Macro Strategy intends to use a significant amount of derivatives to implement its positions, such as futures, forwards, swaps, including credit default swaps, and options. The Fund’s use of derivative instruments will have the economic effect of financial “leverage,” which increases risk and may magnify the Fund’s gains or losses.●The Long-Short Equity Strategy seeks to achieve positive absolute returns by investing long and short primarily in equity and equity-related securities and instruments, including certain derivatives (e.g., swaps, futures and options), across a diversified range of indexes, sectors and/or industries. Within the long-short equity strategy, the long component primarily involves investments in equity and equity-related securities that are believed likely to appreciate in value due to fundamental, technical or other factors, while the short component involves making short sales of securities that are believed likely to either fall in value and/or underperform in aggregate the long exposure due to fundamental, technical or other factors. When the Fund takes a short position, it sells a security it does not own (i.e., has borrowed) in anticipation of a decline in the market price of that security. The use of short positions and derivatives employ an investment technique known as “leverage,” which increases risk and may magnify the Fund’s gains or losses. The strategy focuses primarily on equity and equity-related securities of U.S. issuers across market capitalizations, but may also include investments in non-U.S. equity securities, including sponsored or unsponsored depositary receipts, and to a lesser extent fixed income securities. The long or short strategy may use options, futures and swaps to gain exposure to stock indexes and individual equity securities.●The Opportunistic Fixed Income Strategy seeks to deliver positive absolute returns in excess of cash investments regardless of economic cycle (i.e., downturns and upswings) or cyclical credit availability. The strategy pursues diversified exposure across various fixed income and floating rate market segments, with a focus on more liquid markets, assessing the relative value across sectors and adjusting portfolio weightings based on opportunity. A bottom-up credit analysis approach and a value aspect in selecting investments, utilizing long and short investments, and potentially notional leverage is generally employed within the strategy. The strategy seeks exposure to potential income generators including, among others, global emerging markets, investment grade and below-investment grade debt (i.e., high yield securities or junk bonds) markets, convertible bonds and bank loans.●The Options Equity Strategy seeks to capture potential value embedded in the pricing of equity index and/or single stock options (i.e., based on a Sub-Adviser’s belief that a risk premium exists due to the potential that the premium paid on the options has mispriced volatility, as historically the implied volatility embedded in option pricing has exceeded realized volatility the majority of the time), while holding a portfolio that has lower volatility than the broader U.S. equity markets. The strategy involves the Fund primarily writing options on one or more equity indexes or stocks, but may also purchase options for hedging purposes as well.●The Relative Value Strategy seeks to identify and benefit from price discrepancies between related assets (i.e., assets that share a common financial factor, such as interest rates, an issuer or an index). Relative value opportunities generally rely on arbitrage (i.e., the simultaneous purchase and sale of related assets) that may exist between two issuers or within the capital structure of a single issuer. The strategy attempts to exploit a source of return with low correlation to the market. Relative value strategies include, among others, fixed income arbitrage, convertible arbitrage, volatility arbitrage, statistical arbitrage and equity market neutral strategies.●The Short Duration High Yield Strategy involves investments mainly in fixed income securities, including below-investment grade securities (i.e., high yield securities or junk bonds, which are securities rated “Ba1” or lower by Moody's Investors Services Inc. (Moody's) or the equivalent by S&P Global Ratings or Fitch Inc./Fitch Ratings Ltd. (Fitch) or, if unrated, as determined by the Adviser or a Sub-Adviser to be of the same quality) issued by U.S. and non-U.S. public and private companies, and investments in senior secured and unsecured floating rate loans made by U.S. banks and other financial institutions. The Fund will invest in below-investment grade securities with a shorter duration (typically less than three years). Duration measures the sensitivity of a fixed income security’s price to changes in interest rates. The longer a fixed income security’s duration, the more sensitive that security will be to changes in interest rates. In selecting specific debt instruments for investment, a Sub-Adviser may look to such factors as the attractiveness of the issuer’s industry, the issuer’s creditworthiness, the investment’s expected yield-to-maturity and the investment’s liquidity.●The Fund may also use other types of derivative instruments, such as futures, options and forward contracts, as a substitute for investing directly in an underlying asset, to increase return, to manage foreign currency risk, to hedge against losses and/or as an alternative to selling a security short.●The Fund may seek to benefit from “special situations,” such as mergers, consolidations, bankruptcies, liquidations, reorganizations, restructurings, tender or exchange offers or other unusual events expected to affect a particular issuer.●The Fund may invest its uninvested cash in high-quality, short-term debt securities, which may include repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in the GuideStone Funds Money Market Fund. To the extent the Fund invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies. Generally, these securities offer less potential for gains than other types of securities.●The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.●In accordance with GuideStone Financial Resources of the Southern Baptist Convention's (GuideStone®) Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone) for offering products or services that are incompatible with the Christian values of GuideStone, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.